UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 58.0%
Consumer Discretionary 6.4%
Auto Components 1.2%
Aftermarket Technology Corp.*	4,900	133,574
Aisin Seiki Co., Ltd.	100	4,158
American Axle & Manufacturing Holdings, Inc.	6,200	115,444
Autoliv, Inc.	56,700	2,988,657
Bridgestone Corp.	400	7,045
Compagnie Generale des Etablissements Michelin "B"	157	17,999
Continental AG	138	17,896
Cooper Tire & Rubber Co.	15,700	260,306
Denso Corp.	300	12,192

Drew Industries, Inc.*	6,900	189,060
Johnson Controls, Inc.	125,100	4,508,604
Lear Corp.*	6,900	190,854
Magna International, Inc. "A"	500	40,620
Nokian Renkaat Oyj	20,435	711,855
Rieter Holding AG (Registered)	24	10,540
Toyota Industries Corp.	200	8,156

		9,216,960
Automobiles 0.2%
Daimler AG (Registered)	3,923	379,991
Fiat SpA	3,751	96,407
Honda Motor Co., Ltd.	900	29,755
Nissan Motor Co., Ltd.	1,400	15,158
PSA Peugeot Citroen	169	12,705
Renault SA	194	27,221
Suzuki Motor Corp.	25,000	751,893
Toyota Motor Corp.	1,500	80,738
Volkswagen AG	138	31,395

		1,425,263
Distributors 0.0%
Li & Fung Ltd.	40,000	159,589
Diversified Consumer Services 0.1%
DeVry, Inc.	3,800	197,448
Regis Corp.	4,300	120,228
Sotheby's	4,000	152,400
Strayer Education, Inc.	900	153,522

		623,598
Hotels Restaurants & Leisure 1.0%
Accor SA	229	18,163
AFC Enterprises, Inc.*	7,500	84,900
Aristocrat Leisure Ltd.	3,352	32,974
California Pizza Kitchen, Inc.*	6,700	104,319
Carnival PLC	221	9,702
Chipotle Mexican Grill, Inc. "B"*	1,500	184,575
CKE Restaurants, Inc.	10,900	143,880
Compass Group PLC	2,073	12,640
Domino's Pizza, Inc.	12,000	158,760
Enterprise Inns PLC	717	6,907
Greene King PLC	16,966	268,097
InterContinental Hotel Group PLC	373	6,510
Lottomatica SpA	456	16,537
McCormick & Schmick's Seafood Restaurants, Inc.*	6,500	77,545
Monarch Casino & Resort, Inc.*	3,600	86,688
Ruby Tuesday, Inc.	9,900	96,525
Shangri-La Asia Ltd.	22,000	69,026
Sodexho Alliance SA	129	7,908
TABCORP Holdings Ltd.	5,134	66,466
Tatts Group Ltd.	10,534	36,809
Town Sports International Holdings, Inc.*	15,000	143,400
TUI AG*	232	6,443
Whitbread PLC	13,289	368,309
WMS Industries, Inc.*	3,900	142,896
Wynn Resorts Ltd.	11,900	1,334,347

Yum! Brands, Inc.	124,600	4,768,442

		8,252,768
Household Durables 0.4%
American Greetings Corp. "A"	9,600	194,880
CSS Industries, Inc.	6,100	223,870
Daiwa House Industry Co., Ltd.	1,000	12,864
Electrolux AB "B"	1,200	19,996
Garmin Ltd.	4,000	388,000
Hooker Furniture Corp.	10,900	219,090
Husqvarna AB "B"	1,300	15,343
M/I Homes, Inc.	7,400	77,700
Makita Corp.	6,000	250,715
Matsushita Electric Industrial Co., Ltd.	1,000	20,458
Newell Rubbermaid, Inc.	37,300	965,324
NVR, Inc.*	1,400	733,600
Persimmon PLC	383	6,099
Sekisui House Ltd.	1,000	10,832
Sharp Corp.	1,000	17,915
Sony Corp.	600	32,561
Taylor Wimpey PLC	1,575	6,296
Tupperware Brands Corp.	5,200	171,756

		3,367,299
Internet & Catalog Retail 0.1%
FTD Group, Inc.	8,500	109,480
GSI Commerce, Inc.*	4,800	93,600
Home Retail Group PLC	1,046	6,724
Shutterfly, Inc.*	3,700	94,794
Systemax, Inc.	4,500	91,440

		396,038
Leisure Equipment & Products 0.2%
Callaway Golf Co.	7,600	132,468
Hasbro, Inc.	41,200	1,053,896
Polaris Industries, Inc.	4,600	219,742
Sturm, Ruger & Co., Inc.*	13,500	111,780

		1,517,886
Media 1.2%
British Sky Broadcasting Group PLC	1,175	14,404
Fairfax Media Ltd.	11,534	47,251
Gestevision Telecinco SA	5,821	147,242
Global Sources Ltd.*	3,740	105,543
Idearc, Inc.	13,900	244,084
ITV PLC	4,753	8,035
Lagardere SCA	166	12,378
Liberty Global, Inc. "A"*	60,100	2,355,319
Mediacom Communications Corp. "A"*	21,800	100,062
Mediaset SpA	4,231	42,541
Modern Times Group MTG AB "B"	250	17,447
Pearson PLC	966	14,038
Publicis Groupe	212	8,244
Reed Elsevier NV	2,131	42,275
Reed Elsevier PLC	1,427	19,200
Regal Entertainment Group "A"	24,200	437,294
Reuters Group PLC	1,263	15,935
Scholastic Corp.*	6,000	209,340
Seat Pagine Gialle SpA	27,435	10,786

Shaw Communications, Inc. "B"	1,700	40,719
Singapore Press Holdings Ltd.	316,000	985,230
The DIRECTV Group, Inc.*	201,200	4,651,744
Thomson Corp.	1,100	44,905
Vivendi	1,187	54,088
Wolters Kluwer NV	890	29,078
WPP Group PLC	1,283	16,426
Yell Group PLC	1,016	8,055
Yellow Pages Income Fund (Unit)	1,300	18,309

		9,699,972
Multiline Retail 0.5%
Big Lots, Inc.*	160,200	2,561,598
Canadian Tire Corp. Ltd. "A"	400	30,072
Dollar Tree Stores, Inc.*	57,800	1,498,176
Marks & Spencer Group PLC	1,707	18,908
Next PLC	252	8,083
PPR	86	13,750

		4,130,587
Specialty Retail 1.2%
AutoZone, Inc.*	8,900	1,067,199
Barnes & Noble, Inc.	5,800	199,810
Brown Shoe Co., Inc.	6,600	100,122
Cato Corp. "A"	6,900	108,054
Charming Shoppes, Inc.*	19,900	107,659
Collective Brands, Inc.*	5,700	99,123
Dick's Sporting Goods, Inc.*	53,200	1,476,832
Esprit Holdings Ltd.	75,200	1,113,782
Gymboree Corp.*	4,100	124,886
Hennes & Mauritz AB "B"	2,125	128,434
Hot Topic, Inc.*	21,500	125,130
Industria de Diseno Textil SA	18,177	1,105,197
Jo-Ann Stores, Inc.*	10,800	141,264
Jos. A. Bank Clothiers, Inc.*	5,400	153,630
Kingfisher PLC	2,909	8,377
New York & Co., Inc.*	21,500	137,170
RadioShack Corp.	160,800	2,711,088
Rent-A-Center, Inc.*	14,700	213,444
RONA, Inc.*	700	12,093
Shoe Carnival, Inc.*	5,900	83,249
The Men's Wearhouse, Inc.	5,400	145,692
West Marine, Inc.*	12,700	114,046
Yamada Denki Co., Ltd.	70	7,967

		9,484,248
Textiles, Apparel & Luxury Goods 0.3%
Adidas AG	4,593	341,980
Billabong International Ltd.	1,725	22,415
Burberry Group PLC	630	7,092
Columbia Sportswear Co.	3,500	154,315
Compagnie Financiere Richemont SA "A" (Unit)	12,889	879,344
Deckers Outdoor Corp.*	600	93,036
Fossil, Inc.*	3,400	142,732
G-III Apparel Group Ltd.*	5,200	76,804
Gildan Activewear, Inc.*	600	24,889
Hermes International	82	10,441

Luxottica Group SpA	740	23,414
LVMH Moet Hennessy Louis Vuitton SA	250	30,047
Movado Group, Inc.	4,200	106,218
Oxford Industries, Inc.	4,100	105,657
Perry Ellis International, Inc.*	8,800	135,344
Swatch Group AG (Bearer)	143	42,873
Swatch Group AG (Registered)	241	14,089
The Warnaco Group, Inc.*	3,600	125,280

		2,335,970
Consumer Staples 4.1%
Beverages 0.8%
Asahi Breweries Ltd.	1,100	18,640
Carlsberg AS "B"	875	105,263
Coca-Cola Amatil Ltd.	3,041	25,207
Coca-Cola Enterprises, Inc.	94,300	2,454,629
Diageo PLC	2,872	61,476
Foster's Group Ltd.	10,895	62,524
Heineken NV	1,014	65,306
InBev NV	9,025	744,545
Kirin Holdings Co., Ltd.	2,000	29,310
Pepsi Bottling Group, Inc.	36,800	1,452,128
PepsiCo, Inc.	15,800	1,199,220
Pernod Ricard SA	230	52,973
SABMiller PLC	1,041	29,290
Scottish & Newcastle PLC	992	14,615

		6,315,126
Food & Staples Retailing 1.0%
Aeon Co., Ltd.	1,700	24,815
Alimentation Couche-Tard, Inc. ”B”	1,800	33,357
BJ's Wholesale Club, Inc.*	12,000	405,960
Carrefour SA	1,564	121,253
Casey's General Stores, Inc.	6,800	201,348
Casino Guichard-Perrachon SA	123	13,385
Colruyt SA	122	28,571
Costco Wholesale Corp.	8,900	620,864
Delhaize Group	731	63,918
George Weston Ltd.	700	38,406
Ingles Markets, Inc. "A"	4,700	119,333
J Sainsbury PLC	1,965	16,538
Kesko Oyj "B"	199	10,919
Koninklijke Ahold NV*	5,352	74,313
Kroger Co.	153,700	4,105,327
Loblaw Companies Ltd.	1,400	48,187
Longs Drug Stores Corp.	2,800	131,600
Metro AG	2,070	172,767
Seven & I Holdings Co., Ltd.	2,100	61,069
Shoppers Drug Mart Corp.	2,400	129,514
Spartan Stores, Inc.	3,700	84,545
Sysco Corp.	30,100	939,421
Tesco PLC	44,791	422,948
Wesfarmers Ltd.	2,182	77,314
Woolworths Ltd.	6,525	193,680

		8,139,352

Food Products 0.5%
Ajinomoto Co., Inc.	2,000	22,639
Cadbury Schweppes PLC	2,401	29,929
Cal-Maine Foods, Inc.	4,900	129,997
Danisco AS	1,250	88,325
Flowers Foods, Inc.	5,500	128,755
Fresh Del Monte Produce, Inc.*	9,800	329,084
Groupe Danone	1,115	99,617
IAWS Group PLC	3,674	80,901
Imperial Sugar Co.	4,300	80,711
Kerry Group PLC "A"	3,767	121,886
Nestle SA (Registered)	2,110	966,831
Nissin Food Products Co., Ltd.	200	6,464
Parmalat SpA	4,471	17,284
Saputo, Inc.	1,800	54,404
Tate & Lyle PLC	684	6,003
Unilever NV (CVA)	7,132	261,121
Unilever PLC	1,440	54,003
Wm. Wrigley Jr. Co.	23,000	1,346,650
Yakult Honsha Co., Ltd.	300	6,920

		3,831,524
Household Products 0.6%
Colgate-Palmolive Co.	19,800	1,543,608
Kao Corp.	1,000	30,090
Kimberly-Clark Corp.	48,400	3,356,056
Procter & Gamble Co.	2,900	212,918

		5,142,672
Personal Products 0.4%
American Oriental Bioengineering, Inc.*	6,200	68,696
Beiersdorf AG	1,136	87,669
Herbalife Ltd.	73,000	2,940,440
L'Oreal SA	650	92,788
Shiseido Co., Ltd.	1,000	23,692

		3,213,285
Tobacco 0.8%
Alliance One International, Inc.*	21,400	87,098
Altadis SA	5,478	398,068
Altria Group, Inc.	50,900	3,847,022
British American Tobacco PLC	1,673	65,878
Imperial Tobacco Group PLC	753	40,997
Japan Tobacco, Inc.	191	1,132,518
Swedish Match AB	16,600	394,987

		5,966,568
Energy 6.8%
Energy Equipment & Services 1.1%
Acergy SA	500	11,015
Aker Kvaerner ASA	450	11,868
Atwood Oceanics, Inc.*	1,900	190,456
Exterran Holdings, Inc.*	2,200	179,960
Fugro NV (CVA)	1,167	89,452
Global Industries Ltd.*	116,900	2,503,998
Grey Wolf, Inc.*	36,800	196,144
Gulf Island Fabrication, Inc.	2,700	85,617
GulfMark Offshore, Inc.*	2,300	107,617
Hornbeck Offshore Services, Inc.*	2,300	103,385

Oil States International, Inc.*	4,200	143,304
Petroleum Geo-Services ASA*	450	12,940
Pioneer Drilling Co.*	10,500	124,740
Prosafe SE	500	8,620
SBM Offshore NV	2,847	89,302
Seadrill Ltd.*	700	16,854
Technip SA	115	9,095
Transocean, Inc.*	29,538	4,228,365
Union Drilling, Inc.*	9,700	152,969
W-H Energy Services, Inc.*	2,600	146,146
WorleyParsons Ltd.	594	26,958

		8,438,805
Oil, Gas & Consumable Fuels 5.7%
Alon USA Energy, Inc.	2,800	76,104
Alpha Natural Resources, Inc.*	6,300	204,624
Apache Corp.	41,500	4,462,910
ATP Oil & Gas Corp.*	3,000	151,620
Berry Petroleum Co. "A"	3,100	137,795
BG Group PLC	1,088	25,050
Bill Barrett Corp.*	3,300	138,171
Bois d'Arc Energy, Inc.*	8,300	164,755
BP PLC	5,924	72,448
Brigham Exploration Co.*	14,100	106,032
Caltex Australia Ltd.	620	10,482
Cameco Corp.	200	8,019
Canadian Natural Resources Ltd.	300	22,062
Canadian Oil Sands Trust (Unit)	200	7,844
Chesapeake Energy Corp.	90,400	3,543,680
Chevron Corp.	40,740	3,802,264
Clayton Williams Energy, Inc.*	6,000	186,960
Comstock Resources, Inc.*	5,800	197,200
ConocoPhillips	77,100	6,807,930
Enbridge, Inc.	200	8,108
EnCana Corp.	400	27,357
Encore Acquisition Co.*	3,600	120,132
Eni SpA	4,950	180,361
ExxonMobil Corp.	79,400	7,438,986
Frontier Oil Corp.	64,000	2,597,120
Gazprom (ADR)	13,250	746,132
Hess Corp.	52,800	5,325,408
Husky Energy, Inc.	200	9,036
Imperial Oil Ltd.	200	11,068
INPEX Holdings, Inc.	9	96,812
KazMunaiGas Exploration Production (GDR) 144A	10,700	331,700
Mariner Energy, Inc.*	10,500	240,240
Nexen, Inc.	300	9,757
Nippon Mining Holdings, Inc.	9,500	61,028
Nippon Oil Corp.	13,000	105,908
OMV AG	2,431	195,612
Origin Energy Ltd.	3,628	28,109
Paladin Energy Ltd.*	2,182	12,824
Penn Virginia Corp.	2,700	117,801
Petro-Canada	300	16,186
Petrohawk Energy Corp.*	6,400	110,784
PetroQuest Energy, Inc.*	10,000	143,000

Repsol YPF SA	13,503	481,483
Royal Dutch Shell PLC "A"	1,131	47,647
Royal Dutch Shell PLC "B"	862	36,052
Santos Ltd.	2,378	29,514
St. Mary Land & Exploration Co.	50,300	1,942,083
StatoilHydro ASA	24,000	742,061
Suncor Energy, Inc.	300	32,801
Sunoco, Inc.	8,400	608,496
Swift Energy Co.*	4,400	193,732
Talisman Energy, Inc.	700	13,043
Tesoro Corp.	53,000	2,528,100
TonenGeneral Sekiyu KK	3,000	29,570
Total SA	7,765	644,414
TransCanada Corp.	300	12,323
Woodside Petroleum Ltd.	1,898	83,474

		45,484,212
Financials 9.2%
Capital Markets 2.1%
3i Group PLC	33,269	661,190
Bank of New York Mellon Corp.	63,200	3,081,632
Cohen & Steers, Inc.	3,900	116,883
Credit Suisse Group (Registered)	847	50,928
Daiwa Securities Group, Inc.	1,000	9,214
IGM Financial, Inc.	200	10,138
Julius Baer Holding AG (Registered)	2,674	217,352
Mediobanca SpA	534	10,957
Morgan Stanley	91,100	4,838,321
Nomura Holdings, Inc.	1,300	21,732
Northern Trust Corp.	38,900	2,978,962
Prospect Capital Corp.	10,400	135,720
T. Rowe Price Group, Inc.	65,400	3,981,552
UBS AG (Registered)	1,659	77,043
Waddell & Reed Financial, Inc. "A"	7,200	259,848

		16,451,472
Commercial Banks 2.2%
Allied Irish Banks PLC	7,336	166,645
Australia & New Zealand Banking Group Ltd.	1,305	31,293
Banca Monte dei Paschi di Siena SpA	1,361	7,193
Banca Popolare di Milano Scarl	596	8,056
Banco Bilbao Vizcaya Argentaria SA	2,911	71,498
Banco Comercial Portugues SA (Registered)	28,864	122,554
Banco Espirito Santo SA (Registered)	3,594	78,476
Banco Popular Espanol SA	820	13,836
Banco Santander SA	4,839	104,543
BanColombia SA (ADR) (REG S) (Preferred)	9,000	306,180
Bank of Cyprus PCL	30,578	561,162
Bank of East Asia Ltd.	4,000	27,056
Bank of Ireland	8,336	122,810
Bank of Montreal	400	22,830
Bank of Nova Scotia	800	40,756
Bank of Yokohama Ltd.	1,000	7,071
Barclays PLC	2,184	22,123
BNP Paribas	638	68,582
BOC Hong Kong (Holdings) Ltd.	10,000	27,636

Boston Private Financial Holdings, Inc.	5,600	151,648
Canadian Imperial Bank of Commerce	300	21,445
Cathay General Bancorp.	6,400	169,536
Center Financial Corp.	8,100	99,792
China Merchants Bank Co., Ltd. "H"	47,500	192,486
Citizens Republic Bancorp., Inc.	11,900	172,669
City Holding Co.	2,900	98,136
Commerzbank AG	603	22,824
Commonwealth Bank of Australia	903	46,641
Credit Agricole SA	542	18,182
Danske Bank AS	5,200	201,583
DBS Group Holdings Ltd.	8,000	113,373
Deutsche Postbank AG	94	8,311
Dexia SA	985	24,756
DnB NOR ASA	8,400	127,395
Erste Bank der oesterreichischen Sparkassen AG	8,135	578,194
First Community Bancorp.	3,600	148,464
FirstMerit Corp.	15,500	310,155
Grupo Financiero Banorte SAB de CV "O"	102,000	421,484
Hang Seng Bank Ltd.	1,900	38,826
HBOS PLC	1,192	17,285
HSBC Holdings PLC (Registered)	3,374	56,597
Hypo Real Estate Holding AG	213	11,081
Intesa Sanpaolo	6,080	47,685
Intesa Sanpaolo (RNC)	641	4,619
Jyske Bank AS (Registered)*	700	54,758
KBC Groep NV	2,958	413,131
Kookmin Bank (ADR)	4,400	322,608
Lloyds TSB Group PLC	1,913	17,837
MB Financial, Inc.	4,600	141,818
Mitsubishi UFJ Financial Group, Inc.	33,373	310,630
Mizuho Financial Group, Inc.	6	28,464
National Australia Bank Ltd.	1,170	38,598
National Bank of Canada	200	10,596
National Bank of Greece SA	7,700	530,432
National Penn Bancshares, Inc.	8,800	133,232
NBT Bancorp, Inc.	5,400	123,228
Nordea Bank AB	5,600	92,898
Old National Bancorp.	10,100	151,096
Oversea-Chinese Banking Corp., Ltd.	17,000	98,099
Pacific Capital Bancorp.	12,700	255,651
Raiffeisen International Bank-Holding AG	446	67,196
Resona Holdings, Inc.	4	7,318
Royal Bank of Canada	1,000	51,411
Royal Bank of Scotland Group PLC	3,121	28,058
Shinsei Bank Ltd.	2,000	7,353
Skandinaviska Enskilda Banken AB "A"	1,300	32,877
Societe Generale	1,912	273,253
South Financial Group, Inc.	9,200	143,796
Standard Chartered PLC	13,745	499,174
Sterling Bancshares, Inc.	17,300	193,068
Sterling Financial Corp.	10,800	181,332
Sumitomo Mitsui Financial Group, Inc.	4	29,764
Sumitomo Trust & Banking Co., Ltd.	1,000	6,658
SVB Financial Group*	4,600	231,840

Svenska Handelsbanken AB "A"	1,300	41,234
Sydbank AS	750	31,868
Taylor Capital Group, Inc.	7,500	153,000
The Shizuoka Bank Ltd.	1,000	11,002
Trustmark Corp.	3,800	96,368
UCBH Holdings, Inc.	11,500	162,840
UniCredito Italiano SpA	100,080	832,911
Unione di Banche Italiane SCpA	562	15,470
United Overseas Bank Ltd.	9,000	124,574
VTB Bank OJSC (GDR) 144A*	38,700	394,740
Wells Fargo & Co.	210,400	6,351,976
Westpac Banking Corp.	1,312	31,969

		17,637,593
Consumer Finance 0.6%
American Express Co.	87,300	4,541,346
EZCORP., Inc. "A"*	6,300	71,127
First Cash Financial Services, Inc.*	7,100	104,228
ORIX Corp.	70	11,706

		4,728,407
Diversified Financial Services 1.2%
ASX Ltd.	175	9,253
Bank of America Corp.	84,252	3,476,238
Citigroup, Inc.	88,200	2,596,608
Deutsche Boerse AG	186	36,713
Fortis	16,005	415,925
Groupe Bruxelles Lambert SA	164	20,945
Hong Kong Exchanges & Clearing Ltd.	3,000	84,219
ING Groep NV (CVA)	3,512	137,082
Interactive Brokers Group, Inc. "A"*	6,000	193,920
Nasdaq Stock Market, Inc.*	54,800	2,712,052
OMX AB	200	8,094
Singapore Exchange Ltd.	6,000	54,846

		9,745,895
Insurance 1.9%
ACE Ltd.	58,000	3,583,240
Aegon NV	2,740	48,072
Allianz SE (Registered)	411	87,909
AMP Ltd.	1,450	12,618
AmTrust Financial Services, Inc.	8,500	117,045
Aspen Insurance Holdings Ltd.	8,900	256,676
Assicurazioni Generali SpA	811	36,356
Assured Guaranty Ltd.	5,900	156,586
Aviva PLC	909	12,073
Axa	8,205	326,693
Great-West Lifeco, Inc.	200	7,208
Hallmark Financial Services, Inc.*	6,100	96,746
Hartford Financial Services Group, Inc.	2,300	200,537
Insurance Australia Group Ltd.	1,711	6,164
Irish Life & Permanent PLC	2,449	42,144
LandAmerica Financial Group, Inc.	5,500	183,975
Legal & General Group PLC	3,476	8,992
Manulife Financial Corp.	1,200	49,328
Max Capital Group Ltd.	4,900	137,151
Millea Holdings, Inc.	500	16,899

Mitsui Sumitomo Insurance Co., Ltd.	1,000	9,760
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	192	37,116
National Financial Partners Corp.	3,500	159,635
Old Mutual PLC	2,119	7,026
PartnerRe Ltd.	11,800	973,854
Phoenix Companies, Inc.	9,400	111,578
Platinum Underwriters Holdings Ltd.	6,200	220,472
Power Corp. of Canada	300	12,198
Power Financial Corp.	200	8,262
Prudential PLC	35,359	497,019
QBE Insurance Group Ltd.	16,212	472,403
Reinsurance Group of America, Inc.	6,700	351,616
Safety Insurance Group, Inc.	3,700	135,494
Sampo Oyj "A"	6,514	170,364
SeaBright Insurance Holdings, Inc.*	12,600	190,008
Selective Insurance Group, Inc.	6,400	147,136
Sompo Japan Insurance, Inc.	1,000	9,009
Storebrand ASA	4,800	49,710
Sun Life Financial, Inc.	400	22,579
Suncorp-Metway Ltd.	731	10,822
Swiss Life Holding (Registered)*	29	7,179
Swiss Re (Registered)	287	20,132
T&D Holdings, Inc.	150	7,764
The Travelers Companies, Inc.	26,800	1,441,840
Topdanmark AS*	200	28,520
XL Capital Ltd. "A"	79,200	3,984,552
Zurich Financial Services AG (Registered)	116	34,137

		14,506,597
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. (REIT)	2,300	233,841
AMB Property Corp. (REIT)	3,200	184,192
AvalonBay Communities, Inc. (REIT)	2,600	244,764
BioMed Realty Trust, Inc. (REIT)	6,800	157,556
CapitaMall Trust (REIT)	9,000	21,401
Corio NV (REIT)	101	8,130
Corporate Office Properties Trust (REIT)	3,900	122,850
Cousins Properties, Inc. (REIT)	5,800	128,180
Digital Realty Trust, Inc. (REIT)	4,200	161,154
EastGroup Properties, Inc. (REIT)	2,800	117,180
Equity Lifestyle Properties, Inc. (REIT)	2,900	132,443
Equity One, Inc. (REIT)	7,300	168,119
Equity Residential (REIT)	18,100	660,107
First Industrial Realty Trust, Inc. (REIT)	5,000	173,000
Glimcher Realty Trust (REIT)	6,200	88,598
Goodman Group (REIT)	1,533	6,597
GPT Group (REIT)	2,169	7,657
Healthcare Realty Trust, Inc. (REIT)	5,100	129,489
Home Properties, Inc. (REIT)	3,800	170,430
Host Hotels & Resorts, Inc. (REIT)	24,900	424,296
Immoeast AG*	5,285	56,444
Land Securities Group PLC (REIT)	252	7,494
LaSalle Hotel Properties (REIT)	5,100	162,690
Link REIT	6,500	14,087
Mirvac Group (REIT)	1,210	6,362
National Retail Properties, Inc. (REIT)	6,700	156,646

Nationwide Health Properties, Inc. (REIT)	5,200	163,124
Newcastle Investment Corp. (REIT)	8,200	106,272
Pennsylvania Real Estate Investment Trust (REIT)	4,400	130,592
ProLogis (REIT)	7,300	462,674
Public Storage (REIT)	8,680	637,199
Realty Income Corp. (REIT)	5,800	156,716
Simon Property Group, Inc. (REIT)	11,100	964,146
Sovran Self Storage, Inc. (REIT)	3,700	148,370
Stockland (REIT)	1,308	9,628
Sunstone Hotel Investors, Inc. (REIT)	4,000	73,160
Tanger Factory Outlet Centers, Inc. (REIT)	4,000	150,840
The Macerich Co. (REIT)	1,900	135,014
Unibail-Rodamco (REIT)	58	12,625
Vornado Realty Trust (REIT)	8,900	782,755
Washington Real Estate Investment Trust (REIT)	5,000	157,050
Wereldhave NV (REIT)	67	7,289
Westfield Group (REIT)	1,301	23,838

		7,864,999
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	400	14,367
CapitaLand Ltd.	11,000	47,296
Cheung Kong (Holdings) Ltd.	4,000	72,936
City Developments Ltd.	4,000	38,950
Hang Lung Properties Ltd.	6,000	27,513
Henderson Land Development Co., Ltd.	3,000	27,846
Immofinanz Immobilien Anlagen AG	5,907	59,524
Kerry Properties Ltd.	2,000	16,039
Lend Lease Corp., Ltd.	408	6,178
Meinl European Land Ltd.*	3,865	53,394
Mitsubishi Estate Co., Ltd.	1,000	23,971
Mitsui Fudosan Co., Ltd.	11,000	237,731
New World Development Ltd.	7,000	24,659
Sino Land Co.	4,000	13,980
Sun Hung Kai Properties Ltd.	4,000	84,048
Swire Pacific Ltd. "A"	2,500	34,261
Wharf Holdings Ltd.	56,000	289,036

		1,071,729
Thrifts & Mortgage Finance 0.1%
Ocwen Financial Corp.*	31,400	173,956
WSFS Financial Corp.	2,900	145,580

		319,536
Health Care 7.5%
Biotechnology 0.9%
Alexion Pharmaceuticals, Inc.*	1,700	127,551
Alkermes, Inc.*	8,100	126,279
BioMarin Pharmaceutical, Inc.*	4,800	169,920
CSL Ltd.	10,755	341,806
Cubist Pharmaceuticals, Inc.*	8,500	174,335
Gilead Sciences, Inc.*	113,200	5,208,332
GTx, Inc.*	6,200	88,970
Isis Pharmaceuticals, Inc.*	4,400	69,300
Myriad Genetics, Inc.*	2,400	111,408
Onyx Pharmaceuticals, Inc.*	3,300	183,546
OSI Pharmaceuticals, Inc.*	5,200	252,252

United Therapeutics Corp.*	1,200	117,180

		6,970,879
Health Care Equipment & Supplies 1.1%
Align Technology, Inc.*	5,500	91,740
ArthroCare Corp.*	1,800	86,490
Baxter International, Inc.	88,500	5,137,425
Cochlear Ltd.	1,100	72,216
Conmed Corp.*	4,000	92,440
Cutera, Inc.*	8,100	127,170
Cynosure, Inc. "A"*	3,700	97,902
Essilor International SA	909	57,850
Getinge AB "B"	400	10,683
Hologic, Inc.*	1,700	116,688
Inverness Medical Innovations, Inc.*	2,900	162,922
Kinetic Concepts, Inc.*	44,700	2,394,132
Nobel Biocare Holding AG (Bearer)	45	11,904
Quidel Corp.*	7,100	138,237
Smith & Nephew PLC	2,003	23,028
Sonova Holding AG (Registered)	88	9,844
STERIS Corp.	5,100	147,084
Synthes, Inc.	109	13,473
Terumo Corp.	800	42,145
William Demant Holding AS*	150	13,757

		8,847,130
Health Care Providers & Services 2.2%
Alliance Imaging, Inc.*	17,800	171,236
Amedisys, Inc.*	3,600	174,672
American Dental Partners, Inc.*	5,500	55,165
Apria Healthcare Group, Inc.*	15,300	330,021
Celesio AG	615	37,928
Centene Corp.*	11,000	301,840
Chemed Corp.	1,800	100,584
Corvel Corp.*	5,400	124,308
Fresenius Medical Care AG & Co. KGaA	8,854	473,605
Health Net, Inc.*	90,100	4,351,830
Healthspring, Inc.*	14,300	272,415
Humana, Inc.*	48,600	3,660,066
inVentiv Health, Inc.*	3,100	95,976
Kindred Healthcare, Inc.*	6,600	164,868
Magellan Health Services, Inc.*	4,800	223,824
McKesson Corp.	37,300	2,443,523
MedCath Corp.*	4,400	108,064
Medco Health Solutions, Inc.*	38,300	3,883,620
Owens & Minor, Inc.	3,400	144,262
Psychiatric Solutions, Inc.*	3,100	100,750
RehabCare Group, Inc.*	6,000	135,360
Sonic Healthcare Ltd.	6,162	90,125
Sun Healthcare Group, Inc.*	6,900	118,473

		17,562,515
Health Care Technology 0.1%
Agfa Gevaert NV	9,176	140,367
Eclipsys Corp.*	4,200	106,302
Phase Forward, Inc.*	5,300	115,275

TriZetto Group, Inc.*	9,100	158,067

		520,011
Life Sciences Tools & Services 0.3%
Albany Molecular Research, Inc.*	10,100	145,238
Cambrex Corp.	29,700	248,886
Dionex Corp.*	2,300	190,578
eResearchTechnology, Inc.*	9,400	111,108
Illumina, Inc.*	2,700	160,002
Lonza Group AG (Registered)	4,447	534,893
MDS, Inc.	13,600	264,435
PAREXEL International Corp.*	3,000	144,900
PharmaNet Development Group, Inc.*	2,500	98,025
QIAGEN NV*	1,305	28,027
Varian, Inc.*	2,600	169,780
Ventana Medical Systems, Inc.*	2,700	235,521

		2,331,393
Pharmaceuticals 2.9%
Astellas Pharma, Inc.	2,300	100,342
AstraZeneca PLC	3,096	133,031
Bentley Pharmaceuticals, Inc.*	5,900	89,031
Biovail Corp.	16,000	216,586
Bristol-Myers Squibb Co.	140,500	3,726,060
Caraco Pharmaceutical Laboratories Ltd.*	5,800	99,470
Chugai Pharmaceutical Co., Ltd.	1,300	18,571
Daiichi Sankyo Co., Ltd.	3,300	101,388
Eisai Co., Ltd.	1,200	47,317
Elan Corp. PLC*	21,403	461,827
Eli Lilly & Co.	2,700	144,153
GlaxoSmithKline PLC	11,700	296,909
Kyowa Hakko Kogyo Co., Ltd.	1,000	10,655
Medicis Pharmaceutical Corp. "A"	6,800	176,596
Merck & Co., Inc.	53,700	3,120,507
Merck KGaA	2,367	304,063
Mitsubishi Tanabe Pharma Corp.	1,000	9,421
Novartis AG (Registered)	17,106	931,905
Noven Pharmaceuticals, Inc.*	11,400	158,232
Novo Nordisk AS "B"	2,850	186,040
Perrigo Co.	5,900	206,559
Pfizer, Inc.	332,700	7,562,271
Roche Holding AG (Genusschein)	3,503	603,396
Salix Pharmaceuticals Ltd.*	11,300	89,044
Sanofi-Aventis	4,686	428,303
Sciele Pharma, Inc.*	6,800	139,060
Sepracor, Inc.*	102,700	2,695,875
Shionogi & Co., Ltd.	1,000	17,633
Taisho Pharmaceutical Co., Ltd.	1,000	19,258
Takeda Pharmaceutical Co., Ltd.	3,900	227,984
UCB SA	7,777	350,748
Valeant Pharmaceuticals International*	19,300	231,021

		22,903,256
Industrials 7.7%
Aerospace & Defense 2.4%
BAE Systems PLC	26,019	254,821
Boeing Co.	67,000	5,859,820
Bombardier, Inc. "B"*	12,200	73,673

CAE, Inc.	2,200	29,669
Ceradyne, Inc.*	1,700	79,781
Cobham PLC	1,695	7,005
Cubic Corp.	2,800	109,760
Curtiss-Wright Corp.	3,900	195,780
Esterline Technologies Corp.*	2,700	139,725
European Aeronautic Defence & Space Co.	334	10,603
Finmeccanica SpA	314	9,953
Honeywell International, Inc.	94,100	5,793,737
Lockheed Martin Corp.	6,600	694,716
Meggitt PLC	1,213	7,984
Northrop Grumman Corp.	68,400	5,378,976
Rolls-Royce Group PLC*	1,916	20,709
Singapore Technologies Engineering Ltd.	22,000	56,992
Teledyne Technologies, Inc.*	2,600	138,658
Triumph Group, Inc.	1,400	115,290

		18,977,652
Air Freight & Logistics 0.0%
Deutsche Post AG (Registered)	775	26,488
TNT NV	2,702	112,437
Toll Holdings Ltd.	2,318	23,216

		162,141
Airlines 0.1%
AirTran Holdings, Inc.*	15,100	108,116
Alaska Air Group, Inc.*	8,500	212,585
AMR Corp.*	20,300	284,809
Cathay Pacific Airways Ltd.	19,000	49,372
Deutsche Lufthansa AG (Registered)	303	8,024
Iberia Lineas Aereas de Espana SA	4,358	18,864
JetBlue Airways Corp.*	13,500	79,650
Qantas Airways Ltd.	4,271	20,319
Republic Airways Holdings, Inc.*	6,800	133,212
Singapore Airlines Ltd.	9,000	107,725

		1,022,676
Building Products 0.1%
Apogee Enterprises, Inc.	7,800	133,458
Asahi Glass Co., Ltd.	1,000	13,261
Assa Abloy AB "B"	600	11,937
Builders FirstSource, Inc.*	30,500	220,210
Compagnie de Saint-Gobain	270	25,590
Daikin Industries Ltd.	200	11,166
Geberit AG (Registered)	86	11,725
Rockwool International AS "B"	400	92,208
Universal Forest Products, Inc.	3,800	111,948
Wienerberger AG	5,690	314,315

		945,818
Commercial Services & Supplies 0.6%
Adecco SA (Registered)	270	14,478
Administaff, Inc.	3,400	96,152
Allied Waste Industries, Inc.*	109,100	1,202,282
Brambles Ltd.	5,824	58,695
Casella Waste Systems, Inc. "A"*	8,000	104,320
Cenveo, Inc.*	5,800	101,326
COMSYS IT Partners, Inc.*	6,600	104,148

Consolidated Graphics, Inc.*	2,500	119,550
Deluxe Corp.	6,700	220,363
Diamond Management & Technology Consultants, Inc.	12,100	87,967
Experian Group Ltd.	1,147	9,116
G4S PLC	1,553	7,502
Hudson Highland Group, Inc.*	19,600	164,836
Huron Consulting Group, Inc.*	3,900	314,457
IKON Office Solutions, Inc.	11,800	153,636
Interface, Inc. "A"	5,700	93,024
Intertek Group PLC	16,667	326,772
Kforce, Inc.*	9,900	96,525
Layne Christensen Co.*	2,500	123,025
McGrath Rentcorp.	6,500	167,375
Randstad Holding NV	371	14,731
Secom Co., Ltd.	100	5,475
Securitas AB "B"	600	8,294
Serco Group PLC	33,851	309,434
SGS SA (Registered)	10	11,781
TeleTech Holdings, Inc.*	4,700	99,969
The Brink's Co.	3,500	209,090
TrueBlue, Inc.*	6,100	88,328
United Stationers, Inc.*	3,500	161,735
Vedior NV (CVA)	1,187	29,632
Waste Connections, Inc.*	5,500	169,950
Watson Wyatt Worldwide, Inc. "A"	3,700	171,717

		4,845,685
Construction & Engineering 0.8%
Acciona SA	234	73,548
ACS, Actividades de Construccion y Servicios SA	1,733	102,087
AMEC PLC	84,100	1,395,020
Balfour Beatty PLC	659	6,461
EMCOR Group, Inc.*	9,200	217,396
FLSmidth & Co. AS	250	25,335
Fomento de Construcciones y Contratas SA	398	29,662
Grupo Ferrovial SA	536	37,426
Hochtief AG	49	6,521
Integrated Electrical Services, Inc.*	5,600	105,224
Leighton Holdings Ltd.	12,274	654,350
Michael Baker Corp.*	3,400	139,740
Orascom Construction Industries (GDR) (REG S)	2,950	617,786
Perini Corp.*	4,100	169,822
Sacyr Vallehermoso SA	722	27,774
Shaw Group, Inc.*	38,400	2,320,896
Skanska AB "B"	600	11,206
SNC-Lavalin Group, Inc.	1,300	63,409
Vinci SA	385	28,281
YIT Oyj	2,870	62,022

		6,093,966
Electrical Equipment 0.3%
A.O. Smith Corp.	3,600	126,180
ABB Ltd. (Registered)	18,336	528,663
Acuity Brands, Inc.	5,300	238,500
Alstom	98	20,826
Baldor Electric Co.	3,500	117,810
Belden, Inc.	6,600	293,700

Gamesa Corp. Tecnologica SA	1,392	64,403
GrafTech International Ltd.*	8,100	143,775
II-VI, Inc.*	3,700	113,035
LSI Industries, Inc.	6,200	112,840
Mitsubishi Electric Corp.	1,000	10,328
Regal-Beloit Corp.	2,800	125,860
Renewable Energy Corp. AS*	150	7,499
Schneider Electric SA	201	26,876
Solarworld AG	89	5,342
Sumitomo Electric Industries Ltd.	600	9,557
Superior Essex, Inc.*	9,600	230,400
Vestas Wind Systems AS*	900	96,211

		2,271,805
Industrial Conglomerates 0.7%
CSR Ltd.	4,742	12,870
Fraser & Neave Ltd.	15,000	60,737
General Electric Co.	100,600	3,729,242
Hutchison Whampoa Ltd.	29,000	326,344
Keppel Corp., Ltd.	19,000	170,083
Koninklijke (Royal) Philips Electronics NV	3,402	147,435
Orkla ASA	900	17,338
SembCorp Industries Ltd.	15,000	59,920
Siemens AG (Registered)	5,769	905,671
Smiths Group PLC	609	12,208
Teleflex, Inc.	1,500	94,515
Tredegar Corp.	9,700	155,976

		5,692,339
Machinery 0.8%
Alfa Laval AB	175	9,735
American Railcar Industries, Inc.	6,600	127,050
Astec Industries, Inc.*	4,400	163,636
Atlas Copco AB "A"	1,200	17,716
Atlas Copco AB "B"	800	10,799
Badger Meter, Inc.	3,900	175,305
Barnes Group, Inc.	3,600	120,204
Caterpillar, Inc.	32,800	2,379,968
Clarcor, Inc.	3,500	132,895
Columbus McKinnon Corp.*	2,900	94,598
EnPro Industries, Inc.*	3,300	101,145
FANUC Ltd.	100	9,756
GEA Group AG*	9,500	328,113
Greenbrier Companies, Inc.	5,900	131,334
Harsco Corp.	4,200	269,094
KCI Konecranes Oyj	1,399	47,565
Komatsu Ltd.	17,200	465,054
Kone Oyj "B"	1,707	118,625
Kubota Corp.	1,000	6,845
MAN AG	116	19,088
Metso Corp.	2,842	153,379
Mitsubishi Heavy Industries Ltd.	2,000	8,559
Mueller Industries, Inc.	3,700	107,263
Sandvik AB	1,600	27,195
Scania AB "B"	600	14,183
Schindler Holding AG	121	7,735
SKF AB "B"	800	13,402

SMC Corp.	100	11,902
Sulzer AG (Registered)	6	8,711
Sumitomo Heavy Industries Ltd.	30,000	275,636
Sun Hydraulics Corp.	3,300	83,259
Trimas Corp.*	7,000	74,130
Vallourec SA	1,175	316,315
Volvo AB "A"	800	13,172
Volvo AB "B"	1,900	31,489
Wabtec Corp.	3,500	120,540
Wartsila Corp. "B"	1,450	109,653
Xerium Technologies, Inc.	19,000	98,800
Zardoya Otis SA	998	28,102

		6,231,950
Marine 0.0%
A P Moller-Maersk AS "B"	5	52,988
Kuehne & Nagel International AG (Registered)	117	11,155
Mitsui OSK Lines Ltd.	1,000	12,703
Nippon Yusen Kabushiki Kaisha	1,000	7,962
TBS International Ltd. "A"*	2,400	79,344

		164,152
Road & Rail 1.6%
Burlington Northern Santa Fe Corp.	46,500	3,870,195
Canadian National Railway Co.	4,300	203,247
Canadian Pacific Railway Ltd.	1,300	84,590
Central Japan Railway Co.	1	8,507
ComfortDelgro Corp., Ltd.	33,000	41,521
CSX Corp.	93,000	4,090,140
DSV AS	1,000	21,736
East Japan Railway Co.	2	16,423
FirstGroup PLC	629	10,152
Kansas City Southern*	3,900	133,887
Marten Transport Ltd.*	9,800	136,710
MTR Corp., Ltd.	19,500	71,068
Ryder System, Inc.	72,500	3,408,225
Tokyu Corp.	1,000	6,591
West Japan Railway Co.	2	9,860

		12,112,852
Trading Companies & Distributors 0.2%
Finning International, Inc.	1,600	46,462
Hagemeyer NV	3,992	27,240
Itochu Corp.	1,000	9,717
Marubeni Corp.	1,000	7,024
Mitsubishi Corp.	18,000	490,304
Mitsui & Co., Ltd.	1,000	21,216
Sumitomo Corp.	14,800	210,742
United Rentals, Inc.*	24,600	451,656
Wolseley PLC	828	12,140

		1,276,501
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,126	68,109
Atlantia SpA	277	10,475
Brisa	26,993	395,066
Cintra Concesiones de Infraestructuras de Transporte SA	1,891	28,367
Hamburger Hafen-und Logistik AG*	1,200	107,022

Hopewell Holdings	9,000	41,379
Macquarie Infrastructure Group (Unit)	11,449	30,336
Novorossiysk Sea Trade Port (GDR) 144A*	5,000	100,000
Transurban Group (Unit)	4,660	27,885

		808,639
Information Technology 8.1%
Communications Equipment 0.3%
Alcatel-Lucent	8,324	60,516
Avocent Corp.*	4,100	95,571
Cisco Systems, Inc.*	9,000	243,630
Comtech Telecommunications Corp.*	2,200	118,822
Dycom Industries, Inc.*	5,900	157,235
MasTec, Inc.*	20,300	206,451
Nokia Oyj	14,881	572,985
Nortel Networks Corp.*	1,300	19,731
Plantronics, Inc.	6,300	163,800
Polycom, Inc.*	6,000	166,680
Research In Motion Ltd.*	1,400	159,668
Starent Networks Corp.*	5,500	100,375
Tandberg ASA	1,300	26,787
Tekelec*	7,800	97,500
Telefonaktiebolaget LM Ericsson "B"	80,000	187,036

		2,376,787
Computers & Peripherals 2.6%
Apple, Inc.*	33,700	6,675,296
Dell, Inc.*	65,000	1,593,150
Electronics for Imaging, Inc.*	5,800	130,384
Emulex Corp.*	10,300	168,096
Fujitsu Ltd.	2,000	13,384
International Business Machines Corp.	68,500	7,404,850
Intevac, Inc.*	6,200	90,148
Lexmark International, Inc. "A"*	92,700	3,231,522
Logitech International SA (Registered)*	4,266	154,890
NEC Corp.	2,000	9,240
Novatel Wireless, Inc.*	4,600	74,520
QLogic Corp.*	29,200	414,640
Seagate Technology	13,900	354,450
Synaptics, Inc.*	1,300	53,508
Toshiba Corp.	2,000	14,914
Wincor Nixdorf AG	127	11,968

		20,394,960
Electronic Equipment & Instruments 1.0%
Anixter International, Inc.*	2,000	124,540
Arrow Electronics, Inc.*	34,600	1,359,088
Avnet, Inc.*	86,500	3,024,905
Benchmark Electronics, Inc.*	6,300	111,699
Checkpoint Systems, Inc.*	4,300	111,714
Electrocomponents PLC	5,671	23,349
FLIR Systems, Inc.*	5,500	172,150
Fujifilm Holdings Corp.	300	12,716
Hitachi Ltd.	3,000	21,980
Hoya Corp.	300	9,574
IBIDEN Co., Ltd.	100	6,907
Itron, Inc.*	1,400	134,358

Kingboard Chemical Holdings Ltd.	10,100	59,025
Kyocera Corp.	100	8,750
Murata Manufacturing Co., Ltd.	200	11,631
Nidec Corp.	100	7,424
Olympus Corp.	1,000	40,971
Omron Corp.	200	4,734
Rofin-Sinar Technologies, Inc.*	3,600	173,196
TDK Corp.	100	7,417
Tech Data Corp.*	55,000	2,074,600
Technitrol, Inc.	3,600	102,888

		7,603,616
Internet Software & Services 0.8%
Chordiant Software, Inc.*	6,500	55,575
CMGI, Inc.*	6,400	83,776
CNET Networks, Inc.*	16,300	148,982
DealerTrack Holdings, Inc.*	2,500	83,675
Earthlink, Inc.*	16,400	115,948
eBay, Inc.*	42,200	1,400,618
Google, Inc. "A"*	5,665	3,917,234
Greenfield Online, Inc.*	10,200	149,022
InfoSpace, Inc.	5,200	97,760
Internap Network Services Corp.*	7,400	61,642
j2 Global Communications, Inc.*	5,200	110,084
Tencent Holdings Ltd.	600	4,541
United Online, Inc.	8,700	102,834
ValueClick, Inc.*	7,600	166,440
Websense, Inc.*	3,800	64,524
Yahoo! Japan Corp.	13	5,801

		6,568,456
IT Services 0.7%
Accenture Ltd. "A"	116,800	4,208,304
Atos Origin SA*	266	13,640
Cap Gemini SA	510	31,692
CGI Group, Inc. "A"*	900	10,569
CSG Systems International, Inc.*	8,500	125,120
Gartner, Inc.*	6,300	110,628
Indra Sistemas SA	501	13,461
LogicaCMG PLC	18,023	42,023
ManTech International Corp. "A"*	3,000	131,460
MAXIMUS, Inc.	2,900	111,969
NTT Data Corp.	1	4,456
Redecard SA (GDR) 144A	8,400	271,820
SAIC, Inc.*	9,000	181,080
SRA International, Inc. "A"*	4,500	132,525
Syntel, Inc.	3,300	127,116

		5,515,863
Office Electronics 0.1%
Canon, Inc.	17,300	790,443
Konica Minolta Holdings, Inc.	500	8,800
Neopost SA	135	13,862
Ricoh Co., Ltd.	1,000	18,392

		831,497
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	61,800	1,959,060

ARM Holdings PLC	15,848	38,851
ASML Holding NV*	6,308	198,229
Asyst Technologies, Inc.*	35,500	115,730
Atheros Communications*	4,900	149,646
ATMI, Inc.*	3,900	125,775
Cymer, Inc.*	3,200	124,576
Entegris, Inc.*	15,600	134,628
Infineon Technologies AG*	2,595	30,343
Micrel, Inc.	12,100	102,245
OC Oerlikon Corp. AG (Registered)*	158	65,630
Pericom Semiconductor Corp.*	5,800	108,460
Photronics, Inc.*	9,700	120,959
PMC-Sierra, Inc.*	17,000	111,180
RF Micro Devices, Inc.*	20,800	118,768
ROHM Co., Ltd.	100	8,704
SiRF Technology Holdings, Inc.*	5,100	128,163
Skyworks Solutions, Inc.*	17,300	147,050
STMicroelectronics NV	2,518	35,846
Tessera Technologies, Inc.*	3,100	128,960
Tokyo Electron Ltd.	200	12,217
Zoran Corp.*	6,900	155,319

		4,120,339
Software 2.1%
Actuate Corp.*	27,000	209,790
Aspen Technology, Inc.*	11,400	184,908
Blackbaud, Inc.	3,700	103,748
Blackboard, Inc.*	2,400	96,600
Business Objects SA*	357	21,769
Cognos, Inc.*	300	17,363
Commvault Systems, Inc.*	5,400	114,372
Compuware Corp.*	235,200	2,088,576
Dassault Systemes SA	246	14,488
FalconStor Software, Inc.*	13,800	155,388
Interactive Intelligence, Inc.*	2,500	65,875
Jack Henry & Associates, Inc.	7,000	170,380
JDA Software Group, Inc.*	5,300	108,438
MICROS Systems, Inc.*	2,000	140,320
Microsoft Corp.	302,258	10,760,385
Misys PLC	6,246	22,741
Net 1 UEPS Technologies, Inc.*	2,700	79,272
Nintendo Co., Ltd.	800	485,718
Nuance Communications, Inc.*	8,000	149,440
Parametric Technology Corp.*	6,300	112,455
Progress Software Corp.*	2,400	80,832
SAP AG	2,996	154,794
Secure Computing Corp.*	8,000	76,800
SPSS, Inc.*	5,000	179,550
Sybase, Inc.*	6,800	177,412
Symantec Corp.*	40,160	648,182
The Sage Group PLC	15,713	71,558
Ultimate Software Group, Inc.*	4,800	151,056
VASCO Data Security International, Inc.*	4,300	120,056
Wind River Systems, Inc.*	8,100	72,333

		16,834,599

Materials 2.3%
Chemicals 0.9%
Agrium, Inc.	100	7,262
Akzo Nobel NV	1,715	136,573
Arch Chemicals, Inc.	3,900	143,325
Asahi Kasei Corp.	2,000	13,331
BASF SE	480	70,939
Bayer AG	8,125	740,793
Celanese Corp. "A"	9,900	418,968
CF Industries Holdings, Inc.	3,800	418,228
Ciba Specialty Chemicals AG (Registered)	254	11,695
Croda International PLC	25,024	287,190
Eastman Chemical Co.	30,900	1,887,681
GenTek, Inc.*	4,100	120,007
Givaudan SA (Registered)	20	19,216
H.B. Fuller Co.	4,000	89,800
Hercules, Inc.	9,000	174,150
Imperial Chemical Industries PLC	704	9,347
JSR Corp.	300	7,761
Koninklijke DSM NV	939	43,900
Kuraray Co., Ltd.	500	6,036
Linde AG	3,425	451,092
Mitsubishi Chemical Holdings Corp.	1,500	11,497
Mitsubishi Gas Chemical Co., Inc.	1,000	9,743
Mitsui Chemicals, Inc.	1,000	6,546
Nitto Denko Corp.	200	10,559
Novozymes AS "B"	1,725	194,692
Orica Ltd.	303	8,414
PolyOne Corp.*	27,100	178,318
Potash Corp. of Saskatchewan, Inc.	300	43,616
Rockwood Holdings, Inc.*	3,800	126,236
Shin-Etsu Chemical Co., Ltd.	500	31,261
Showa Denko KK	2,000	7,173
Solvay SA	856	119,209
Stepan Co.	2,900	94,337
Sumitomo Chemical Co., Ltd.	2,000	17,787
Syngenta AG (Registered)	295	74,849
Teijin Ltd.	2,000	8,549
Terra Industries, Inc.*	7,800	372,528
Toray Industries, Inc.	2,000	15,539
Umicore	337	83,112
Uralkali (GDR) 144A*	7,700	286,825
W.R. Grace & Co.*	2,900	75,922
Yara International ASA	4,400	202,047

		7,036,053
Construction Materials 0.0%
CRH PLC	4,856	167,070
Fletcher Building Ltd.	468	4,135
Holcim Ltd. (Registered)	596	63,327
Imerys SA	185	15,149
Lafarge SA	716	129,609

		379,290
Containers & Packaging 0.2%
AEP Industries, Inc.*	2,300	73,623

AptarGroup, Inc.	4,500	184,095
Gerresheimer AG*	3,399	188,833
Greif, Inc. "A"	2,900	189,573
Owens-Illinois, Inc.*	5,600	277,200
Packaging Corp. of America	25,300	713,460
Rock-Tenn Co. "A"	7,000	177,870

		1,804,654
Metals & Mining 1.1%
Acerinox SA	7,101	173,507
Agnico-Eagle Mines Ltd.	200	11,028
Alumina Ltd.	1,124	6,227
Anglo American PLC	10,177	616,766
Barrick Gold Corp.	900	38,099
BHP Billiton Ltd.	2,729	95,701
BHP Billiton PLC	1,249	38,472
BlueScope Steel Ltd.	707	5,954
Boliden AB	2,800	34,680
Commercial Metals Co.	57,300	1,687,485
Compass Minerals International, Inc.	3,700	151,700
First Quantum Minerals Ltd.	100	8,619
Fording Canadian Coal Trust (Unit)	200	7,777
Fortescue Metals Group Ltd.*	1,040	6,766
Freeport-McMoRan Copper & Gold, Inc.	37,200	3,810,768
Goldcorp, Inc.	800	27,398
Harry Winston Diamond Corp.	100	3,288
Hecla Mining Co.*	9,000	84,150
JFE Holdings, Inc.	8,900	448,477
Kinross Gold Corp.*	700	12,979
Kobe Steel Ltd.	4,000	12,964
Mitsubishi Materials Corp.	2,000	8,506
Newcrest Mining Ltd.	392	11,298
Nippon Steel Corp.	7,000	43,108
Norsk Hydro ASA	1,700	24,034
Outokumpu Oyj	827	25,211
Quanex Corp.	2,500	129,750
Rautaruukki Oyj	583	24,812
Reliance Steel & Aluminum Co.	3,000	162,600
Rio Tinto Ltd.	1,931	225,444
Rio Tinto PLC	533	55,841
Salzgitter AG	47	6,920
Schnitzer Steel Industries, Inc. "A"	2,000	138,260
SSAB Svenskt Stal AB "A"	1,700	45,633
Sumitomo Metal Industries Ltd.	5,000	23,089
Sumitomo Metal Mining Co., Ltd.	1,000	17,125
Teck Cominco Ltd. "B"	500	17,949
ThyssenKrupp AG	372	20,762
voestalpine AG	556	39,807
Worthington Industries, Inc.	8,600	153,768
Xstrata PLC	6,903	486,084
Yamana Gold, Inc.	700	9,142
Zinifex Ltd.	479	5,165

		8,957,113
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	14,200	177,500
Oji Paper Co., Ltd.	2,000	9,820

Schweitzer-Mauduit International, Inc.	4,000	103,640
Stora Enso Oyj "R"	3,956	58,710
Svenska Cellulosa AB "B"	5,200	91,446
UPM-Kymmene Oyj	3,601	72,148

		513,264
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
Alaska Communications Systems Group, Inc.	17,600	264,000
AT&T, Inc.	171,659	7,134,148
Atlantic Tele-Network, Inc.	4,500	152,010
BCE, Inc.	1,800	72,314
Belgacom	332	16,285
BT Group PLC	6,617	35,707
Cable & Wireless PLC	2,185	8,063
Cincinnati Bell, Inc.*	58,400	277,400
Deutsche Telekom AG (Registered)	8,950	195,749
Elisa Oyj	362	11,045
Embarq Corp.	45,100	2,233,803
France Telecom SA	11,821	424,219
Hellenic Telecommunications Organization SA	13,700	503,494
Koninklijke (Royal) KPN NV	18,595	336,298
Nippon Telegraph & Telephone Corp.	41	202,907
PCCW Ltd.	448,000	265,012
Portugal Telecom, SGPS SA (Registered)	14,680	190,643
Premiere Global Services, Inc.*	8,100	120,285
PT Telekomunikasi Indonesia (ADR)	12,000	504,120
Singapore Telecommunications Ltd.	142,000	389,677
Swisscom AG (Registered)	858	333,322
Tele2 AB "B"	3,700	73,593
Telecom Corp. of New Zealand Ltd.	114,954	383,614
Telecom Italia SpA	71,933	222,725
Telecom Italia SpA (RNC)	40,496	95,192
Telefonica SA	31,521	1,018,671
Telekom Austria AG	17,755	492,039
Telenor ASA*	9,500	224,571
TeliaSonera AB	27,500	255,753
Telstra Corp., Ltd.	71,264	292,449
Telstra Corp., Ltd. (Insurance Receipt)	37,098	102,777
Telus Corp.	400	20,037
Telus Corp. (Non-Voting Shares)	1,100	53,509
Verizon Communications, Inc.	115,800	5,059,302
Windstream Corp.	192,700	2,508,954

		24,473,687
Wireless Telecommunication Services 0.6%
America Movil SAB de CV "L" (ADR)	3,700	227,143
Bouygues SA	450	37,311
Centennial Communications Corp.*	14,800	137,492
China Mobile Ltd.	16,000	277,270
Hutchison Telecommunications International Ltd.	157,000	236,099
KDDI Corp.	20	148,505
Mobistar SA	78	7,069
NTT DoCoMo, Inc.	127	210,423
Rogers Communications, Inc. "B"	3,400	154,989
Softbank Corp.	5,900	121,442

Syniverse Holdings, Inc.*	6,800	105,944
Telephone & Data Systems, Inc.	40,000	2,504,000
USA Mobility, Inc.*	12,700	181,610
Vodafone Group PLC	116,734	435,069

		4,784,366
Utilities 2.2%
Electric Utilities 1.4%
American Electric Power Co., Inc.	3,100	144,336
Chubu Electric Power Co., Inc.	3,700	96,611
CLP Holdings Ltd.	19,000	129,183
E.ON AG	4,748	1,008,123
Edison International	58,700	3,132,819
Enel SpA	33,787	398,790
Energias de Portugal SA	28,967	188,303
FirstEnergy Corp.	27,800	2,011,052
Fortis, Inc.	4,000	117,493
Fortum Oyj	578	25,875
Hokkaido Electric Power Co., Inc.	1,100	23,845
HongKong Electric Holdings Ltd.	20,000	115,006
ITC Holdings Corp.	2,800	157,976
Kansai Electric Power Co., Inc.	4,300	100,326
Kyushu Electric Power Co., Inc.	2,100	51,750
Oesterreichische Elektrizitaetswirtschafts AG "A"	104	7,243
RWE AG	397	55,631
Scottish & Southern Energy PLC	2,414	78,413
Southern Co.	53,300	2,065,375
Terna - Rete Elettrica Nationale SpA	9,810	39,350
Tohoku Electric Power Co., Inc.	2,400	54,087
Tokyo Electric Power Co., Inc.	6,800	176,146
Union Fenosa SA	3,762	252,326
Westar Energy, Inc.	7,200	186,768

		10,616,827
Gas Utilities 0.2%
Centrica PLC	10,365	73,660
Gas Natural SDG SA	3,938	229,348
Gaz de France	252	14,674
Hong Kong & China Gas Co., Ltd.	53,000	161,557
ONEOK, Inc.	1,500	67,155
Osaka Gas Co., Ltd.	11,000	43,354
Piedmont Natural Gas Co., Inc.	5,300	138,648
Snam Rete Gas SpA	6,997	44,430
South Jersey Industries, Inc.	3,400	122,706
Southern Union Co.	3,000	88,080
Southwest Gas Corp.	4,400	130,988
Tokyo Gas Co., Ltd.	13,000	60,695
WGL Holdings, Inc.	6,800	222,768

		1,398,063
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group	3,700	379,361
Electric Power Development Co., Ltd.	900	33,396
Iberdrola Renovables*	80,400	664,151
Iberdrola SA	27,977	423,518
International Power PLC	4,373	39,255

TransAlta Corp.	5,200	175,713

		1,715,394
Multi-Utilities 0.4%
AGL Energy Ltd.	34,649	404,568
National Grid PLC	7,235	119,618
PNM Resources, Inc.	11,000	235,950
Sempra Energy	41,300	2,555,644
Suez SA	1,359	92,120
United Utilities PLC	2,574	38,540
Veolia Environnement	463	42,049

		3,488,489
Water Utilities 0.0%
Kelda Group PLC	848	18,249
Severn Trent PLC	708	21,411

		39,660

Total Common Stocks (Cost $459,342,676)		458,662,287
	Principal Amount ($)	Value ($)

Corporate Bonds 7.4%
Consumer Discretionary 0.6%
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	25,000	25,281
CSC Holdings, Inc.:
7.25%, 7/15/2008	35,000	35,044
Series B, 8.125%, 7/15/2009	35,000	35,569
Series B, 8.125%, 8/15/2009	75,000	76,312
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	230,000	244,375
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	65,000	65,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	40,000	40,700
Sinclair Television Group, Inc., 8.0%, 3/15/2012	20,000	20,375
TCI Communications, Inc., 8.75%, 8/1/2015	1,085,000	1,262,077
Time Warner Cable, Inc., 5.4%, 7/2/2012	1,981,000	1,984,982
Viacom, Inc., 5.75%, 4/30/2011	678,000	686,528

		4,476,243
Consumer Staples 0.3%
CVS Caremark Corp.:
6.25%, 6/1/2027	487,000	488,054
6.302%, 6/1/2037	1,336,000	1,291,300
Tesco PLC, 144A, 6.15%, 11/15/2037	700,000	683,857

		2,463,211
Energy 0.6%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	510,000	511,148
Pemex Project Funding Master Trust, 144A, 5.75%, 3/1/2018 (a)	236,000	235,410
SPI Electricity Property Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,175,527
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	745,000	698,274

		4,620,359
Financials 3.7%
American Express Centurion Bank, 5.55%, 10/17/2012	1,200,000	1,221,072
American General Finance Corp.:
Series H, 4.625%, 9/1/2010	1,305,000	1,294,513
Series J, 5.625%, 8/17/2011	895,000	903,290
Axa SA, 144A, 6.379%, 12/14/2049	710,000	611,879

Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	1,440,000	1,439,984
Corp. Andina de Fomento:
5.75%, 1/12/2017	570,000	564,309
6.875%, 3/15/2012	210,000	224,075
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	420,000	416,669
144A, 7.0%, 10/15/2037	995,000	903,688
144A, 8.0%, 1/15/2011	1,180,000	1,262,559
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	744,255
FPL Group Capital, Inc., 6.65%, 6/15/2067	1,037,000	998,745
Goldman Sachs Capital II, 5.793%, 12/29/2049	850,000	756,776
IBM International Group Capital LLC, 5.05%, 10/22/2012 (a)	700,000	713,079
ICICI Bank Ltd., 144A, 6.625%, 10/3/2012	450,000	445,910
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	35,000	33,994
Merrill Lynch & Co., Inc., 6.22%, 9/15/2026	365,000	336,082
Morgan Stanley, Series F, 5.25%, 11/2/2012 (a)	1,435,000	1,434,522
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	1,335,000	1,264,424
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,055,000	2,093,737
Royal Bank of Scotland Group PLC, Series U, 7.64%, 3/31/2049	900,000	925,284
Santander Perpetual SA, 144A, 6.671%, 10/29/2049	600,000	601,613
SMFG Preferred Capital, 144A, 6.078%, 1/29/2049	1,195,000	1,100,858
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	720,000	678,024
Stoneheath Re, 6.868%, 12/29/2049	1,460,000	1,459,562
Symetra Financial Corp., 144A, 8.3%, 10/15/2037	340,000	334,721
The Travelers Cos., Inc.:
6.25%, 3/15/2037	185,000	173,491
6.25%, 6/15/2037	695,000	673,185
TNK-BP Finance SA:
Series 5, 144A, 7.5%, 3/13/2013	365,000	364,087
Series 6, 144A, 7.875%, 3/13/2018 (a)	330,000	325,875
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	305,000	296,782
Universal City Development Partners, 11.75%, 4/1/2010	160,000	165,600
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,665,000	1,487,761
Washington Mutual Preferred Funding IV, 144A, 9.75%, 10/29/2049	300,000	240,000
Wells Fargo & Co., 5.25%, 10/23/2012 (a)	845,000	859,054
Woori Bank, 144A, 6.208%, 5/2/2037	670,000	581,614
XL Capital Ltd., Series E, 6.5%, 12/31/2049	1,095,000	957,425
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	711,000	697,261

		29,585,759
Health Care 0.0%
Quest Diagnostics, Inc., 6.95%, 7/1/2037	336,000	355,274
Industrials 0.1%
Union Pacific Corp., 5.75%, 11/15/2017	720,000	717,266
United Rentals North America, Inc., 6.5%, 2/15/2012	10,000	9,075

		726,341
Information Technology 0.2%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	629,000	621,629
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012	930,000	953,017
Unisys Corp., 7.875%, 4/1/2008	70,000	69,912

		1,644,558
Materials 0.3%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,042,000	1,017,642
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	499,000	489,833

Vulcan Materials Co., 5.6%, 11/30/2012	705,000	708,957

		2,216,432
Telecommunication Services 0.3%
British Telecommunications PLC, 5.15%, 1/15/2013	700,000	698,485
Centennial Communications Corp., 10.125%, 6/15/2013	25,000	26,250
Embratel, Series B, 11.0%, 12/15/2008	15,000	15,713
Intelsat Ltd., 5.25%, 11/1/2008	25,000	24,688
Millicom International Cellular SA, 10.0%, 12/1/2013	145,000	154,425
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	354,000	348,555
Qwest Corp., 7.625%, 6/15/2015	913,000	928,977
Rural Cellular Corp., 9.875%, 2/1/2010	60,000	62,250
SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	350,000	370,718
US Unwired, Inc., Series B, 10.0%, 6/15/2012	70,000	74,212

		2,704,273
Utilities 1.3%
AES Corp., 144A, 8.75%, 5/15/2013	205,000	213,969
Arizona Public Service Co., 6.875%, 8/1/2036	490,000	500,060
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	265,000	274,369
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	400,000	388,973
7.5%, 6/30/2066	1,305,000	1,290,207
Energy East Corp.:
6.75%, 6/15/2012	970,000	1,029,017
6.75%, 7/15/2036	450,000	455,014
FPL Group Capital, Inc., Series D, 7.3%, 9/1/2067	170,000	173,705
Integrys Energy Group, Inc., 6.11%, 12/1/2066	795,000	732,100
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,730,000	1,748,477
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,135,000	1,044,311
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	125,000	131,751
Westar Energy, Inc., 5.95%, 1/1/2035	990,000	925,646
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	1,200,000	1,112,857

		10,020,456

Total Corporate Bonds (Cost $59,684,752)		58,812,906
Asset Backed 0.6%
Home Equity Loans
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041	370,770	365,896
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	563,402	559,502
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,320,000	1,141,026
"A6", Series 2006-15, 5.826%, 10/25/2046	450,000	418,215
"A1B", Series 2007-S1, 5.888%, 11/25/2036	671,874	666,616
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,295,000	1,152,906
Merrill Lynch Mortgage Investors NIM Trust, "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	21,153	20,644

Total Asset Backed (Cost $4,680,740)		4,324,805
Commercial and Non-Agency Mortgage-Backed Securities 13.2%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.761% **, 5/25/2036	1,345,000	1,316,832
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2007-2, 5.634%, 4/10/2049	1,160,000	1,176,444
"A2", Series 2007-3, 5.838% **, 6/10/2049	940,000	956,572
"AM", Series 2007-4, 6.003% **, 2/10/2051	1,730,000	1,747,504
Bear Stearns Adjustable Rate Mortgage Trust:

"22A1", Series 2007-4, 6.006% **, 6/25/2047	2,136,058	2,106,998
"2A1", Series 2006-4, 8.802% **, 10/25/2036	1,060,208	1,067,738
Bear Stearns Commercial Mortgage Securities, Inc., "AAB", Series 2007-PW16, 5.902% **, 6/11/2040	1,550,000	1,586,680
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.281% **, 12/25/2035	1,100,261	1,083,464
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	879,027	881,284
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,000,000	1,004,422
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.532% **, 3/25/2036	2,080,860	2,091,486
"2A1A", Series 2007-AR8, 5.925% **, 7/25/2037	2,855,191	2,864,766
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,133,145	1,164,661
Citigroup/Deutsche Bank Commercial Mortgage Trust, "F", Series 2007-CD4, 5.555%, 12/11/2049	690,000	565,907
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,131,533	1,133,185
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	817,829	816,726
"A6", Series 2004-14T2, 5.5%, 8/25/2034	738,675	731,044
"1A1", Series 2004-J1, 6.0%, 2/25/2034	175,060	173,856
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.216% **, 3/20/2036	1,315,000	1,315,613
"2A1", Series 2006-HYB1, 5.336% **, 3/20/2036	916,171	912,504
"1A1", Series 2007-HY1, 5.694% **, 4/25/2037	1,817,846	1,824,565
Credit Suisse Mortgage Capital Certificates, Inc.:
"10A2", Series 2007-5, 6.0%, 4/25/2029	2,089,324	2,087,938
"3A1", Series 2006-9, 6.0%, 11/25/2036	491,177	487,800
"3A19", Series 2007-5, 6.0%, 8/25/2037	1,415,940	1,409,745
"5A14", Series 2007-1, 6.0%, 2/25/2037	1,316,520	1,312,153
First Horizon Mortgage Pass-Through Trust, "1A2", Series 2006-AR4, 5.5% **, 1/25/2037	1,943,383	1,940,728
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	1,640,000	1,563,729
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	713,415	713,552
"4A1", Series 2005-AR6, 5.461% **, 11/19/2035	1,060,001	1,039,515
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,658,427	1,672,091
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039	2,150,000	2,161,157
GS Mortgage Securities Corp. II:
"A2", Series 2007-GG10, 5.778%, 8/10/2045	2,130,000	2,170,928
"AAB", Series 2007-GG10, 5.993% **, 8/10/2045	2,100,000	2,154,001
"J", Series 2007-GG10, 144A, 5.993% **, 8/10/2045	1,419,000	903,922
"K", Series 2007-GG10, 144A, 5.993% **, 8/10/2045	993,000	582,056
GSR Mortgage Loan Trust:
"2A1", Series 2007-AR2, 5.517% **, 5/25/2047	1,947,589	1,957,460
"1A1", Series 2007-AR2, 5.789% **, 5/25/2047	2,108,758	2,098,284
"2A1", Series 2007-AR1, 6.002% **, 3/25/2037	1,754,445	1,755,668
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.355% **, 12/25/2036	1,346,684	1,344,876
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.92% **, 2/12/2049	1,280,000	1,311,326
"ASB", Series 2007-LD11, 6.007% **, 6/15/2049	2,140,000	2,201,154
JPMorgan Mortgage Trust:
"3A3", Series 2004-A3, 4.967% **, 7/25/2034	1,380,000	1,292,849
"2A1R", Series 2006-A7, 5.457% **, 1/25/2037	1,757,737	1,761,997
"2A4", Series 2006-A2, 5.752% **, 4/25/2036	2,000,000	1,962,978
"2A1" Series 2006-A5, 5.829% **, 8/25/2036	1,185,250	1,198,429
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,230,816	1,222,297
"1A10", Series 2006-3, 6.0%, 7/25/2036	1,143,080	1,140,042
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.814% **, 12/21/2034	1,373,512	1,329,675
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034	45,117	45,613

Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,007,628	997,237
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	175,000	173,013
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.023% **, 6/12/2050	535,000	551,731
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	700,000	714,358
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	2,200,000	2,208,173
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,410,000	1,431,335
New York Mortgage Trust, "2A3", Series 2006-1, 5.649% **, 5/25/2036	1,400,000	1,412,946
Residential Accredit Loans, Inc.:
"A3", Series 2004-QS11, 5.5%, 8/25/2034	552,619	544,415
"CB", Series 2004-QS2, 5.75%, 2/25/2034	671,979	666,519
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.622% **, 2/25/2037	624,245	626,229
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,190,000	1,112,374
"5A1", Series 2005-18, 5.529% **, 9/25/2035	927,058	918,149
"2A1", Series 2006-1, 5.62% **, 2/25/2036	557,155	552,791
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	347,841	333,819
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-3, 6.055% **, 6/25/2037	2,162,707	2,174,775
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,000,000	998,201
"APB", Series 2005-C22, 5.445% **, 12/15/2044	1,300,000	1,306,776
"A2", Series 2007-C32, 5.924% **, 6/15/2049	1,420,000	1,446,062
"APB", Series 2007-C32, 5.929% **, 6/15/2049	660,000	674,392
"H", Series 2007-C32, 144A, 5.929% **, 6/15/2049	990,000	686,542
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.055% **, 12/25/2035	1,325,000	1,319,000
"1A3", Series 2005-AR16, 5.101% **, 12/25/2035	1,305,000	1,300,391
"1A1", Series 2006-AR18, 5.347% **, 1/25/2037	1,290,494	1,287,310
"2A2", Series 2006-AR18, 5.496% **, 1/25/2037	1,385,000	1,341,390
"1A1", Series 2006-AR16, 5.608% **, 12/25/2036	1,601,606	1,596,344
"1A3", Series 2006-AR8, 5.89% **, 8/25/2046	1,395,000	1,412,010
Wells Fargo Mortgage Backed Securities Trust:
"2A5", Series 2006-AR2, 5.103% **, 3/25/2036	3,761,245	3,731,464
"3A2", Series 2006-AR8, 5.238% **, 4/25/2036	2,070,000	2,061,549
"A6", Series 2006-AR11, 5.516% **, 8/25/2036	1,995,000	1,922,383
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,244,716	1,255,657

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $104,709,022)		104,101,549
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,285,323	1,264,521
"BE" Series 3128, 5.0%, 5/15/2033	1,400,000	1,363,993
"BG", Series 2869, 5.0%, 7/15/2033	315,000	307,481
"KD", Series 2915, 5.0%, 9/15/2033	1,460,000	1,425,260
"NE", Series 2802, 5.0%, 2/15/2033	880,000	862,863
"NE", Series 2921, 5.0%, 9/15/2033	2,080,000	2,031,756
"PE", Series 2864, 5.0%, 6/15/2033	2,080,000	2,033,138
"XD", Series 2941, 5.0%, 5/15/2033	2,010,000	1,958,583
Federal National Mortgage Association:
"YD", Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,373,671
"HE", Series 2005-22, 5.0%, 10/25/2033	1,290,000	1,256,104

Total Collateralized Mortgage Obligations (Cost $13,745,690)		13,877,370
Mortgage Backed Securities Pass-Throughs 5.0%
Federal Home Loan Mortgage Corp.:
4.5%, 6/1/2020	2,094,600	2,065,799

5.5%, 10/1/2023	874,496	878,356
6.5%, 1/1/2035	856,197	885,462
Federal National Mortgage Association:
4.5%, with various maturities from 6/1/2019 until 10/1/2033	9,227,456	9,038,078
5.0%, with various maturities from 9/1/2033 until 11/1/2033	3,456,725	3,378,710
5.5%, with various maturities from 1/1/2020 until 7/1/2037	16,283,412	16,301,083
6.0%, with various maturities from 1/1/2024 until 4/1/2024	1,803,184	1,836,712
6.5%, with various maturities from 5/1/2023 until 8/1/2036	5,144,370	5,309,518
9.0%, 11/1/2030	59,327	66,006

Total Mortgage Backed Securities Pass-Throughs (Cost $39,130,705)		39,759,724
Municipal Bonds and Notes 0.9%
Arroyo Grande, CA, Redevelopment Agency, Tax Allocation, Redevelopment Project Area, 5.304%, 9/1/2019 (b)	1,280,000	1,295,347
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (b)	610,000	636,657
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (b)	2,300,000	2,350,071
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015	1,655,000	1,773,912
Whittier, CA, Redevelopment Agency, Tax Allocation, Housing Projects, Series B, 6.09%, 11/1/2038 (b)	1,400,000	1,416,898

Total Municipal Bonds and Notes (Cost $7,245,000)		7,472,885
	Shares	Value ($)

Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	379	763,760
Volkswagen AG	92	13,361

		777,121
Consumer Staples 0.0%
Henkel KGaA	2,268	127,133
Financials 0.0%
Arch Capital Group Ltd., Series A, 8.0%*	809	20,073

Total Preferred Stocks (Cost $902,138)		924,327
	Principal Amount ($)	Value ($)

Government & Agency Obligations 4.4%
US Treasury Obligations
US Treasury Bills:
2.47% ***, 1/17/2008 (c)	79,000	78,913
2.52% ***, 1/17/2008 (c)	51,000	50,943
2.93% ***, 1/17/2008 (c)	431,000	430,439
3.7% ***, 1/17/2008 (c)	11,007,000	10,994,903
US Treasury Bond, 6.0%, 2/15/2026 (a)	11,110,000	13,147,996
US Treasury Notes:
3.875%, 10/31/2012	3,000,000	3,058,827
4.25%, 9/30/2012 (a)	511,000	528,925
4.25%, 11/15/2017 (a)	6,239,000	6,347,696

Total Government & Agency Obligations (Cost $34,313,871)		34,638,642

			Shares	Value ($)

	Closed End Investment Company 0.0%
Apollo Investment Corp. (Cost $202,626)			12,600	214,830
	Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 5.03% (d) (e) (Cost $27,261,631)			27,261,631	27,261,631
	Cash Equivalents 8.3%
Cash Management QP Trust, 4.67% (d) (Cost $65,976,517)			65,976,517	65,976,517
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $817,195,368)			103.1	816,027,473
Other Assets and Liabilities, Net (a)			(3.1)	(24,233,651)

Net Assets			100.0	791,793,822

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)

All or a portion of these securities were on loan amounting to $23,771,397. In addition, included in other assets and liabilities is a pending sale, amounting to $3,078,096, that is also on loan. The value of all securities loaned at December 31, 2007 amounted to $26,849,493 which is 3.4% of net assets.

(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Financial Guaranty Insurance Company	0.2
	MBIA Corp.	0.2
	XL Capital Insurance	0.3
(c)	At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten van Aandelen
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
RNC: Republican National Committee

At December 31, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

DJ Euro Stoxx 50 Index	3/20/2008	10	638,515	648,419	9,904
EOE Dutch Stock Index	1/18/2008	97	14,378,836	14,662,654	283,818
Hang Seng Stock Index	1/30/2008	169	29,887,351	30,245,914	358,563
Russell 2000 Index	3/19/2008	2	777,759	772,200	(5,559)
S&P 500 Index	3/19/2008	23	8,616,473	8,493,900	(122,573)
S&P/MIB Index	3/20/2008	16	4,547,697	4,552,474	4,777
SPI 200 Index	3/20/2008	22	3,014,218	3,065,625	51,407
Topix Index	3/14/2008	22	3,063,615	2,894,866	(168,749)
Total net unrealized appreciation					411,588

At December 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	3/19/2008	79	9,002,057	8,957,860	44,197
S&P 500 Index	3/19/2008	20	7,326,915	7,386,000	(59,085)
Total net unrealized depreciation					(14,888)

As of December 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	8,170,129	CAD	8,260,000	3/19/2008	204,718

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	17,852,727	AUD	20,228,000	3/19/2008	(179,803)
USD	7,085,224	GBP	3,472,000	3/19/2008	(188,706)
USD	26,928,105	NZD	34,636,000	3/19/2008	(518,584)
Total unrealized depreciation					(887,093)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
NZD	New Zealand Dollar
USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008